RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Accounts Payable, Related Parties, Current					$ 0	$ 5,882,673
Due to Other Related Parties, Current					0	346,485
Revenue from Related Parties	$ 0	$ 4,950,759	$ 0	$ 23,420,657	23,350,919	50,195,342
Ford Glory International Limited [Member]
Accounts Payable, Related Parties, Current					0	5,882,673
Due to Other Related Parties, Current					0	309,276
Revenue from Related Parties	$ 0	$ 4,950,759	$ 0	$ 23,420,657	23,350,919	50,195,342
Jiangmen V-Apparel Manufacturing Ltd [Member]
Due to Other Related Parties, Current					$ 0	$ 37,209